Note 7 - Risk Management - Past due but not impaired and impaired secured loans risks (I) (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 0	€ 0	€ 0
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Debt Securities [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	66	272	81
Debt Securities [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	38	128	46
Debt Securities [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(28)	(144)	(35)
Debt Securities [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(21)	(46)	(113)
Debt Securities [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	(1)	0
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,432	3,384	3,445
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	759	696	825
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	503	735	404
Loans and receivables [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	19,401	22,925	25,358
Loans and receivables [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	10,726	12,133	12,527
Loans and receivables [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(8,675)	(10,793)	(12,831)
Loans and receivables [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(4,109)	(5,224)	(5,911)
Loans and receivables [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(29,938)	(29,346)	(26,143)
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Central Banks [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Central Banks [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Central Banks [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Central Banks [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Central Banks [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	75	66	154
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3	0	278
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	13	2	2
Loans and receivables [Member] | General Government [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	171	295	194
Loans and receivables [Member] | General Government [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	129	256	157
Loans and receivables [Member] | General Government [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(42)	(39)	(37)
Loans and receivables [Member] | General Government [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(69)	(13)	(30)
Loans and receivables [Member] | General Government [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(27)	(13)	(19)
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	3	0
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	82	0
Loans and receivables [Member] | Credit Institutions [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	11	10	25
Loans and receivables [Member] | Credit Institutions [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5	3	9
Loans and receivables [Member] | Credit Institutions [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(6)	(7)	(17)
Loans and receivables [Member] | Credit Institutions [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(30)	(36)	(34)
Loans and receivables [Member] | Credit Institutions [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(5)	(5)	(5)
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2	4	7
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	7	1
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	21	14
Loans and receivables [Member] | Other Financial Institutions [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	12	34	67
Loans and receivables [Member] | Other Financial Institutions [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	6	8	29
Loans and receivables [Member] | Other Financial Institutions [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(7)	(25)	(38)
Loans and receivables [Member] | Other Financial Institutions [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(19)	(57)	(124)
Loans and receivables [Member] | Other Financial Institutions [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(5)	(6)	(5)
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	843	968	838
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	153	209	148
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	170	204	48
Loans and receivables [Member] | Corporate Entities [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	10,791	13,786	16,254
Loans and receivables [Member] | Corporate Entities [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5,192	6,383	7,029
Loans and receivables [Member] | Corporate Entities [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(5,599)	(7,402)	(9,225)
Loans and receivables [Member] | Corporate Entities [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(1,939)	(2,789)	(3,096)
Loans and receivables [Member] | Corporate Entities [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(18,988)	(18,020)	(15,372)
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,512	2,343	2,446
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	603	479	399
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	319	426	340
Loans and receivables [Member] | Households [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	8,417	8,801	8,817
Loans and receivables [Member] | Households [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5,395	5,483	5,303
Loans and receivables [Member] | Households [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(3,022)	(3,319)	(3,514)
Loans and receivables [Member] | Households [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(2,052)	(2,329)	(2,626)
Loans and receivables [Member] | Households [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(10,913)	(11,303)	(10,743)
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,432	3,384	3,445
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	759	696	825
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	503	735	404
Total [Member] | Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	19,467	23,197	25,439
Total [Member] | Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	10,764	12,261	12,573
Total [Member] | Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(8,703)	(10,937)	(12,866)
Total [Member] | Collective Allowances IBNR [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(4,130)	(5,270)	(6,024)
Total [Member] | Accumulated Write Offs [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ (29,938)	€ (29,347)	€ (26,143)